Employee benefits - Amounts for Benefit Plans Included in Balance Sheet (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ (964,073)	$ (991,690)
Fair value of plan assets	822,221	801,021
Surplus (deficit) in plan	(141,852)	(190,669)
Fair value of reimbursement rights	24,652	23,945
Net asset (liability) recognized in the balance sheet	(117,200)	(166,724)
Retirement benefits assets	27,482	11,623
Retirement benefits obligations	(169,334)	(202,292)
U.K.
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(760,244)	(792,216)
Fair value of plan assets	787,550	763,859
Surplus (deficit) in plan	27,306	(28,357)
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	27,306	(28,357)
Retirement benefits assets	27,306	11,316
Retirement benefits obligations	0	(39,673)
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(89,959)	(87,995)
Fair value of plan assets	13,250	12,088
Surplus (deficit) in plan	(76,709)	(75,907)
Fair value of reimbursement rights	23,170	22,863
Net asset (liability) recognized in the balance sheet	(53,539)	(53,044)
Retirement benefits assets	0	0
Retirement benefits obligations	(76,709)	(75,907)
France
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(55,276)	(52,546)
Fair value of plan assets	0	0
Surplus (deficit) in plan	(55,276)	(52,546)
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	(55,276)	(52,546)
Retirement benefits assets	0	0
Retirement benefits obligations	(55,276)	(52,546)
Other
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(58,594)	(58,933)
Fair value of plan assets	21,421	25,074
Surplus (deficit) in plan	(37,173)	(33,859)
Fair value of reimbursement rights	1,482	1,082
Net asset (liability) recognized in the balance sheet	(35,691)	(32,777)
Retirement benefits assets	176	307
Retirement benefits obligations	$ (37,349)	$ (34,166)